Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 17, 2012
Registrant Name	dei_EntityRegistrantName	KKR Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001554495
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 22, 2012
KKR Alternative High Yield Fund (Prospectus Summary) | KKR Alternative High Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHYZX
KKR Alternative High Yield Fund (Prospectus Summary) | KKR Alternative High Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHYLX
KKR Alternative High Yield Fund (Prospectus Summary) | KKR Alternative High Yield Fund | KKR Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KHYKX